Common Stock Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants/options Outstanding, Beginning	10,648,389
Granted warrants
Cancelled/Forfeited warrants
Exercised warrants
Number of warrants/options Outstanding, Ending	10,648,389	10,648,389
Weighted Average Exercise Price
Weighted Average Exercise Price warrants, Beginning	$ 1.91
Weighted Average Exercise Price warrants, Granted		$ 0.61	$ 0.12
Weighted Average Exercise Price warrants, Cancelled/Forfeited
Weighted Average Exercise Price warrants, Exercised
Weighted Average Exercise Price warrants, Ending	$ 1.91	$ 1.91
Common Stock Warrant [Member]
Number of warrants/options Outstanding, Beginning	10,648,389	1,227,656
Granted warrants		10,648,389
Cancelled/Forfeited warrants		(1,041,565)
Exercised warrants		(186,091)
Number of warrants/options Outstanding, Ending		10,648,389	1,227,656
Weighted Average Exercise Price
Weighted Average Exercise Price warrants, Beginning	$ 1.91	$ 0.54
Weighted Average Exercise Price warrants, Granted		1.91
Weighted Average Exercise Price warrants, Cancelled/Forfeited		0.54
Weighted Average Exercise Price warrants, Exercised		0.54
Weighted Average Exercise Price warrants, Ending		$ 1.91	$ 0.54